SUBSEQUENT EVENTS (Details Narrative)													1 Months Ended		12 Months Ended
		Jun. 03, 2026 USD ($) Integer	May 29, 2026 USD ($)	May 05, 2026 USD ($)	May 04, 2026 USD ($) Integer	May 01, 2026 USD ($) Integer	Apr. 20, 2026 USD ($) Integer	Mar. 25, 2026 USD ($) Integer	Mar. 19, 2026 USD ($) shares	Mar. 12, 2026 USD ($)	Mar. 01, 2026 USD ($) shares	Jan. 03, 2025 shares	Dec. 31, 2025 USD ($) shares	Sep. 30, 2025 shares	Feb. 28, 2026 USD ($) shares	Feb. 28, 2025 USD ($) shares
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares | shares															50,403,802
Share proceeds net of issuance costs															$ 5,219,853	$ 12,702,010
Issuance costs															364,161	701,565
Debt exchanged for common stock, shares | shares													85	96
Debt exchanged for common stock													$ 111,690		6,384,000	562,000
Shares issued value															4,801,184	13,120,679
Periodic interst amount															$ 160,557	$ 76,532
Promissory Note Payable One [Member]
Subsequent Event [Line Items]
Debt interest rate	[1],[2]														22.00%
Maturity date	[1],[2]														Jul. 18, 2017
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares | shares															50,403,802	49,796,369
Share proceeds net of issuance costs															$ 6,384,000	$ 13,697,245
Issuance costs															$ 274,161	$ 576,565
Debt exchanged for common stock, shares | shares												15,000			71,350,000	1,940,659
Debt exchanged for common stock															$ 714	$ 19
Shares issued other | shares															1,354,167	43,859,650
Shares issued value															$ 504	$ 498
Commitment fee															$ 90,000	$ 125,000
Subsequent Event [Member] | Promissory Note Payable [Member] | Lender [Member]
Subsequent Event [Line Items]
Promissory note issued		$ 230,000	$ 225,000		$ 700,000	$ 157,000	$ 277,778	$ 110,000		$ 170,000
Cash proceeds		200,000	200,000		630,000	$ 150,000	$ 250,000	95,000		150,000
Discount amount		$ 23,000	$ 25,000		$ 70,000			$ 10,000		$ 20,000
Debt interest rate		6.00%	15.00%		12.00%	10.00%	12.00%	12.00%		15.00%
Debt maturity			1 year		1 year		1 year	1 year		1 year
Original issue discount fees		$ 7,000				$ 7,000	$ 5,000	$ 5,000
Debt convertible trading days | Integer		180			180	180		180
Debt converts interest rate		65.00%			65.00%	65.00%		80.00%
Lowest trading price percentage							75.00%
Commitment fee					$ 1,250,000		$ 5,000,000
Repaid principal amount							27,778
Periodic interst amount							33,333
Fair value of common stock issued					$ 28,750		164,500
Maturity date		Jun. 03, 2027				Jan. 15, 2027
Outstanding accrued interest percentage					10.00%
Subsequent Event [Member] | Promissory Note Payable [Member] | Lender [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt interest rate		105.00%				120.00%		110.00%
Subsequent Event [Member] | Promissory Note Payable [Member] | Lender [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt interest rate		140.00%				125.00%		140.00%
Subsequent Event [Member] | Promissory Note Payable One [Member] | Lender [Member]
Subsequent Event [Line Items]
Promissory note issued							257,000	$ 630,000
Cash proceeds							$ 250,000	595,000
Discount amount								$ 30,000
Debt interest rate							10.00%	12.00%
Debt maturity								1 year
Original issue discount fees							$ 7,000	$ 5,000
Debt convertible trading days | Integer							180	180
Debt converts interest rate							65.00%
Lowest trading price percentage								20.00%
Commitment fee				$ 14,100,000				$ 14,100,000
Repaid principal amount				$ 638,492
Maturity date							Jan. 15, 2027
Subsequent Event [Member] | Promissory Note Payable One [Member] | Lender [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt interest rate							120.00%	110.00%
Subsequent Event [Member] | Promissory Note Payable One [Member] | Lender [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt interest rate							125.00%	140.00%
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares | shares									417
Shares issued other | shares									212.16
Preferred stock stated value									$ 254,492
Conversion of preferred stock, shares | shares									165
Subsequent Event [Member] | Preferred Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Debt exchanged for common stock, shares | shares											298
Debt exchanged for common stock											$ 391,572
Subsequent Event [Member] | Common Stock [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares | shares									222
Share proceeds net of issuance costs									$ 200,000
Debt exchanged for common stock, shares | shares											24,473,250
Conversion of preferred stock, shares | shares									13,550,625
Shares issued value									$ 291,708
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares | shares											36,786,492
Share proceeds net of issuance costs											$ 900,871
Issuance costs											77,391
Cash proceeds											$ 823,480
Subsequent Event [Member] | Exchange Agreements [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares | shares											39,000,000
Debt instrument, periodic payment, principal											$ 745,900
Subsequent Event [Member] | Amended Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Subsequent event, description					the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $10,000,000 over the course of thirty-six (36) month at a purchase price of eighty-seven percent (87%) of the average of the three lowest bid trade price in the 10 day preceding period. In conjunction with the above agreement, the Company entered into a Registration Rights Agreement.

[1]	In default
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.